Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands																3 Months Ended	6 Months Ended
	Jun. 15, 2023	Mar. 17, 2023	Mar. 10, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Aug. 18, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature																	$ 9,809	$ 0
Deemed dividend due to triggering of a down-round feature																	789	$ 0
Fair value of warrants' liability																$ 353	353			$ 0
July Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend due to triggering of a down-round feature															$ 22	256	256
August Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend due to triggering of a down-round feature																$ 533	$ 533
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Warrants outstanding (in shares)																446,550	446,550		1,021,800
Warrants exercised (in shares)	575,250	14,300	320,450	400,400	1,811,550	42,900
Series A Warrants [Member] | Non-Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants at settlement date																	$ 628
Fair value of warrants' liability	$ 420	$ 11	$ 269	$ 340	$ 1,612	$ 37
Series A Warrants [Member] | Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants as of each measurement date																	338
Fair value of warrants' liability																$ 353	353		$ 788
Series B Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of preferred shares																				18,030
Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature							$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539			$ 9,809
Fair value of preferred shares																				$ 26,809